Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Related party outstanding		$ 1.1	$ 2.0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Proceeds from private placement from related parties	$ 32.1